INTEREST INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of interest income [Abstract]
INTEREST INCOME
34	INTEREST INCOME

	2020	2019	2018
	US$’000	US$’000	US$’000

Interest on loans to joint ventures (Note 5)	157	983	2,573
Bank interests	408	996	1,214
	565	1,979	3,787